Long-Term Investments - Summarized Information on Equity Method Investees, Balance Sheet Data (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Equity Method Investment, Summarized Financial Information [Abstract]
Current assets	$ 14,244	$ 24,619
Non-current assets	5,485	9,520
Current liabilities	5,394	10,824
Non-current liabilities	$ 376	$ 623